LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of principal payments on the Company's Term Debt
The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2018	2017

Principal	$215,000	$215,000
Less: Debt issuance costs, net of amortization	(2,692)	(3,486)

Net liability carrying amount	$212,308	$211,514

Schedule of Component of Term Debt Liability
Interest expense related to the liability is reflected on the accompanying consolidated statements of income for the years ended:

	December 31,
	2018	2017

Amortization of debt issuance costs	$794	$6,334
Interest expense	7,083	5,558

Total interest expense recognized	$7,877	$11,892

Effective interest rate	3.80%	3.30%

Schedule of interest Expense Recognized
In January 2017, the Company issued $287,500 aggregate principal amount of Exchangeable Senior Notes (the "Notes") due 2024. The following table summarizes some key facts and terms regarding the outstanding Notes:

Due 2024

Issuance date	January 18, 2017
Maturity date	January 15, 2024
Principal amount	$287,500
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	12.026
Effective conversion price effective September 15, 2023 (per ADS)	$83.15

Schedule of Outstanding Exchangeable Note
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2018	2017

Principal	$287,500	$287,500
Less:
Debt issuance costs, net of amortization	(4,488)	(5,182)
Unamortized discount	(39,335)	(46,190)

Net liability carrying amount	$243,677	$236,128

Equity component - net carrying value	$51,176	$51,176

Schedule of Carring Values
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	Year Ended December 31,
	2018	2017

Amortization of debt issuance costs	$694	$609
Non-cash amortization of debt discount	6,855	6,278
Interest expense	3,594	3,414

Net liability carrying amount	$11,143	$10,301
Equity component - net carrying value	4.68%	4.68%